Intangible Assets and Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Goodwill [Roll Forward]
Goodwill balance	$ 70,015	$ 70,015
Acquisitions	7,078
Impairment	0	0
Goodwill balance	$ 77,093	$ 70,015